LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2019
LAND USE RIGHT, NET
LAND USE RIGHT, NET

9.LAND USE RIGHT, NET

Land use right, net consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Gross carrying amount	—	34,761,487
Less: Accumulated amortization	—	(405,551)

Land use right, net	—	34,355,936

Amortization expense of RMB405,551 was recognized in general and administrative expenses for the year ended December 31, 2019.